INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVENTORIES
Components of inventories

Inventories consist of the following (in thousands):

	December 31, 2012	September 30, 2012

Work in process and inventoried costs under long-term contracts	$85,411	$78,796
Customer advances	(33,086)	(27,288)
Raw material and purchased parts	770	858

Net inventories	$53,095	$52,366

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605